FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments
Schedule of financial assets and liabilities
	Carrying amount
	December 31,
	2023	2022
Financial assets at amortized cost:

Cash and cash equivalents	6,693	4,483
Short term deposits	10,579	5,700
Trade receivables	8,557	7,797
Other accounts receivable	1,792	1,912
Long term deposits	328	423

Total	27,949	20,315

Financial assets at fair value through profit or loss:

Call option from non-controlling interests	147	245
Short term investments	8,978	8,517

Total	9,125	8,762

Financial liabilities at amortized cost:

Credit from banks and others	2,160	2,169
Trade payables	3,884	3,757
Other payables	8,536	8,110
Loans from banks	10,460	13,008
Lease liabilities	7,239	11,565

Total	32,279	38,609

Financial liabilities at fair value through profit or loss:

Liability for share options	-	7,164
Other payables - liability to underwriters	-	1,131

Total	-	8,295

Schedule of maturity profile of financial liabilities based on contractual undiscounted payments

December 31, 2023:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total

Trade payables	3,884	-	-	-	-	-	3,884
Accrued expenses	2,990	-	-	-	-	-	2,990
PUT option (*)	-	8,225	-	-	-	-	8,225
Lease liabilities	2,542	2,280	1,814	1,615	1,571	953	10,775
Loans from bank	3,023	2,920	2,816	2,710	2,600	1,258	15,327

	12,439	13,425	4,630	4,325	4,171	2,211	41,201

December 31, 2022:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total

Trade payables	3,757	-	-	-	-	-	3,757
Accrued expenses	2,090	-	-	-	-	-	2,090
PUT option (*)	-	-	11,289	-	-	-	11,289
Liability for underwriter	1,131	-	-	-	-	-	1,131
Lease liabilities	2,478	2,294	1,932	1,726	3,608	274	12,312
Loans from bank	3,002	2,933	2,861	2,788	2,714	3,927	18,225

	12,458	5,227	16,082	4,514	6,322	4,201	48,804

(*)	Estimated gross cash outflow assuming that option will be exercised at earliest possible date.

Schedule of changes in liabilities arising from financing activities

	January 1, 2023	Cash flows	Foreign exchange movement	Other	December 31, 2023

Lease liabilities (including current maturities)	11,564	(3,048)	(12)	(1,265)	7,239
Liability for underwriters	1,131	(1,124)	(22)	15	-
Long term bank loan	15,176	(2,070)	(486)	-	12,620

Total liabilities from financing activities	27,871	(6,241)	(520)	(1,250)	19,859

	January 1, 2022	Cash flows	Foreign exchange movement	Other	December 31, 2022

Lease liabilities (including current maturities)	13,530	(2,447)	(1,176)	1,657	11,564
Liability for underwriters	1,021	-	(129)	239	1,131
Long term bank loan	18,971	(1,665)	(2,130)	-	15,176

Total liabilities from financing activities	33,522	(4,112)	(3,435)	1,896	27,871

Schedule of reconciliation of fair value measurements that are categorized within Level 3 of fair value hierarchy

	Financial instruments
	Liability for share options (*)	Liability to underwriters	Call (Put) option to non-controlling interests, net	Total

Balance as of January 1, 2023	(7,164)	(1,131)	245	(8,050)

Issuance of Share Options
Remeasurement recognized in:
Profit (loss)	1,801	(15)	(89)	1,697
Other comprehensive income (loss)	30	22	(9)	43
Exercise of Share Options into shares	5,333	-	-	5,333
Payment	-	1,124	-	1,124

As of December 31, 2023	-	-	147	147

Presented in balance sheet:

Put option	-	-	147	147

	Financial instruments
	Liability for share options (*)	Liability to underwriters	Call (Put) option to non-controlling interests, net	Total

Balance as of January 1, 2022	(17,220)	(1,021)	(67)	(18,308)

Issuance of Share Options
Remeasurement recognized in:
Profit (loss)	7,423	(240)	320	7,503
Other comprehensive income (loss)	1,618	130	(8)	1,740
Exercise of Share Options into shares	1,015	-	-	1,015

As of December 31, 2022	(7,164)	(1,131)	245	(8,050)

Presented in balance sheet:

Call option	-	-	245	245
Other payables (short-term)	-	(1,131)	-	(1,131)

Liability for share options	(7,164)	-	-	(7,164)

(*)	See Note 22b for information on fair value measurement.

Schedule of significant inputs to model used to determine fair value
	December 31, 2023	December 31, 2022

Underlying asset value	35,732	35,541
Expected volatility of the share price	34.7%	36.7%-39.2%
Discount rate	14.9%	15%
Risk-free interest rate	3.64%	3.68%
Term of option	2.67 years	3.67 years

Schedule of sensitivity analysis of reasonably possible change in underlying asset value	2023:
Increase/ decrease in underlying asset value	Effect on Fair value, net

+5%	433
-5%	(430)
  2022:
Increase/ decrease in underlying asset value	Effect on Fair value, net

+5%	463
-5%	(453)

Foreign currency risk
Financial instruments
Schedule of sensitivity analysis
	Change in USD rate	Effect on profit tax

2023	+5%	(721)
	-5%	721

2022	+5%	(320)
	-5%	320

	Change in EUR rate	Effect on profit tax

2023	+5%	(66)
	-5%	66

2022	+5%	(38)
	-5%	38

Market risk
Financial instruments
Schedule of sensitivity analysis
	Increase/ decrease in price	Effect on profit before tax

2023	+5%	449
	-5%	(449)

2022	+5%	426
	-5%	(426)